Report for the Period Ending:		June 30, 2000

Institutional Investment Manager Filing this Report:

West Ellis Investment Management, Inc.
226 East Moulton Street
Decatur, AL 35601


Filing Amendment: 	13F-HR/A

13F File Number:		028-05661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Stephen E. Baggs
Title:		Chairman
Phone:		256-353-2126
Signature, Place and Date of Signing:

Stephen E. Baggs, Decatur, AL, 		August 4, 2000

13F Holdings Report




Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	43

Form 13F Information table Value Total:	$127,882

List of Other Included Managers:		NONE







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES, INC. (aes)                COM              00130H105      798    15100 SH       SOLE                    15100
AT&T Corporation (t)           COM              001957109     1232    40240 SH       SOLE                    40240
Abbott Labs (abt)              COM              002824100     1509    36035 SH       SOLE                    36035
America On Line (aol)          COM              02364J104     3509    66845 SH       SOLE                    66845
American Express Co (axp)      COM              025816109     6477   108180 SH       SOLE                   108180
American Home Products (ahp)   COM              026609107     1327    22539 SH       SOLE                    22539
Amgen Inc.(amgn)               COM              031162100      471     6820 SH       SOLE                     6820
Bristol-Myers Squibb (bmy)     COM              110122108     1021    19495 SH       SOLE                    19495
Calpine Corporation (cpn)      COM              131347106      517     7055 SH       SOLE                     7055
Capital One Financial Inc. (co COM              14040H105    11873   201670 SH       SOLE                   201670
Cisco Systems Inc (csco)       COM              17275R102    18528   282333 SH       SOLE                   282333
Citigroup (c)                  COM              172967101     8823   120043 SH       SOLE                   120043
Clear Channel Communications ( COM              184502102      581     7360 SH       SOLE                     7360
Coca Cola Inc (KO)             COM              191216100     2086    33570 SH       SOLE                    33570
Compass Bancshares, Inc. (cbss COM              20449H109      275    14100 SH       SOLE                    14100
Corning (glw)                  COM              219350105      298     1125 SH       SOLE                     1125
Dell Computer Corp. (dell)     COM              247025109     3597    86930 SH       SOLE                    86930
Disney, (Walt) Company (dis)   COM              254687106     3578    84189 SH       SOLE                    84189
DoubleClick, Inc. (dclk)       COM              258609304      701    19900 SH       SOLE                    19900
EBay Incorporated (ebay)       COM              278642103      587    11576 SH       SOLE                    11576
Elan Corp. (eln)               COM              284131208      302     5530 SH       SOLE                     5530
Federal National Mortgage Asso COM              313586109     3562    67689 SH       SOLE                    67689
General Electric Corp (ge)     COM              369604103     4199    79406 SH       SOLE                    79406
Guidant Corporation (gdt)      COM              401698105      429     7515 SH       SOLE                     7515
H. J. Heinz Co. (hnz)          COM              423074103      228     5565 SH       SOLE                     5565
Home Depot Inc (hd)            COM              437076102     2072    38824 SH       SOLE                    38824
ITC DeltaCom, Inc. (itcd)      COM              45031T104     1044    57429 SH       SOLE                    57429
Immunex Corp. (imnx)           COM              452528102      364     7040 SH       SOLE                     7040
Infinity Broadcasting Corporat COM              45662s102      535    13805 SH       SOLE                    13805
Inktomi (inkt)                 COM              457277101     1188    11673 SH       SOLE                    11673
Intel Corp. (intc)             COM              458140100    17363   277260 SH       SOLE                   277260
Maxim Integrated Products (mxi COM              57772K101     7003   110942 SH       SOLE                   110942
Medical Assurance, Inc. (mai)  COM              58449U100     1837   153105 SH       SOLE                   153105
Merck Inc (mrk)                COM              589331107     2772    37645 SH       SOLE                    37645
Microsoft (msft)               COM              594918104     2824    40855 SH       SOLE                    40855
Pfizer Inc                     COM              717081103     1466    32220 SH       SOLE                    32220
Pharmacia Corporation (pha)    COM              71713U102      657    11550 SH       SOLE                    11550
Regions Financial Corp. (RGBK) COM              758940100      399    18338 SH       SOLE                    18338
Sandisk Corp.                  COM              80004c101     2032    34668 SH       SOLE                    34668
Tyco International Inc. (tyc)  COM              902124106     2774    52582 SH       SOLE                    52582
Williams Cos. Inc. (wmb)       COM              969457100     4172    94550 SH       SOLE                    94550
WorldCom, Inc. (wcom)          COM              98157D106     1989    52872 SH       SOLE                    52872
Yahoo! (yhoo)                  COM              984332106      878     6555 SH       SOLE6                     6555